SEMIANNUAL REPORT
                               DECEMBER 31, 1997

                             (EASTCLIFF FUNDS LOGO)

                             EASTCLIFF GROWTH FUND

                          EASTCLIFF TOTAL RETURN FUND

                            EASTCLIFF REGIONAL SMALL
                           CAPITALIZATION VALUE FUND

                              NO-LOAD MUTUAL FUNDS

                              EASTCLIFF GROWTH FUND

                                                                February 9, 1998
Dear Shareholder:

  The Eastcliff Growth Fund's investment objective is to produce long-term growth of capital. It does so by holding a portfolio of equities that have the prospect for strong future earnings growth and are attractively priced relative to other investment opportunities. This investment philosophy includes large, mid, and small market capitalization companies.

  Although absolute returns were highly favorable in 1997 and considerably exceeded the long-term annual average equity returns of 10.8%, again only a small minority (13%) of managers outperformed their appropriate benchmarks as reported by Indata.

  For the twelve months ended December 31, 1997, the total return for the Eastcliff Growth Fund was 22.4% as compared to the Standard & Poor's 500 at 33.4%, and the blended index comprised of 50% Russell 1000 Growth Index and 50% Standard & Poor's MidCap Growth Index at 30.5%. The Net Asset Value as of December 31, 1997, of the Eastcliff Growth Fund was $14.88. The Fund strives to be fully invested in equities and at the end of the year the Fund had 95.3% of its assets invested in common stocks. The NASDAQ symbol for the Fund is EASGX. The Fund's Board of Directors declared a dividend of $0.63 per share from long-term capital gains payable December 30, 1997, to shareholders of record on December 26, 1997.

  At year-end, the Fund was comprised of 41 companies in a variety of industries. These companies continued to grow their businesses with average earnings growth exceeding 35% in the most recent quarter versus a year ago. The Fund continues to maintain an overweighted position in technology and consumer cyclical companies. Some of the holdings in 1997 that contributed the most to the Fund's total return included Pfizer (+80%), Home Depot (+76%), Peoplesoft (+63%), and Microsoft (+56%). Recently, the Fund has increased its weighting in the energy (oil service) sector.

  We appreciate your support and interest in the Eastcliff Growth Fund and look forward to providing favorable investment returns over the long-term.

                                        Respectfully submitted,

                                        /s/ Clark J. Winslow

                                        Clark J. Winslow
                                        Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                             EASTCLIFF GROWTH FUND
                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 1997 (UNAUDITED)

                                                        QUOTED
                                                        MARKET
     SHARES                                               COST          VALUE
     ------                                             ------         ------

LONG-TERM INVESTMENTS -- 95.3% (A)<F2>
COMMON STOCKS -- 95.3% (A)<F2>

CAPITAL GOODS SECTOR -- 5.0%
----------------------------
            MANUFACTURE-DIVERSE -- 2.3%
     25,400 Tyco International Ltd.                   $932,415     $1,144,600

            WASTE MANAGEMENT-- 2.7%
     34,100 USA Waste
              Services, Inc.*<F1>                      806,037      1,338,425

COMMUNICATION SERVICES SECTOR -- 2.3%
-------------------------------------
            TELECOMMUNICATIONS-LONG DISTANCE -- 2.3%
     37,600 LCI International, Inc.*<F1>               622,582      1,156,200

CONSUMER CYCLICALS SECTOR -- 22.2%
----------------------------------
            LODGING-HOTELS -- 1.5%
     36,400 Prime Hospitality Corp.*<F1>               801,437        741,650

            RETAIL-BUILDING SUPPLIES -- 4.1%
     35,000 The Home Depot, Inc.                       964,275      2,060,625

            RETAIL-DEPARTMENT STORES -- 4.9%
     42,606 Dollar General Corp.                       499,335      1,544,467
     13,400 Kohl's Corp.*<F1>                          325,095        912,875
                                                   -----------    -----------
                                                       824,430      2,457,342
            RETAIL-GENERAL MERCHANTS -- 2.8%
     31,643 Consolidated
              Stores Corp.*<F1>                        506,766      1,390,330

            SERVICES-ADVERTISING/MARKETING -- 1.5%
     17,000 Cognizant Corp.                            636,554        757,571

            SERVICES-COMMERCIAL & CONSUMER -- 5.5%
     37,900 Cendant Corp.*<F1>                         940,364      1,302,813
     24,600 Gartner Group, Inc.*<F1>                   686,489        916,350
     36,800 PMT Services, Inc.*<F1>                    652,010        510,600

                                                     2,278,863      2,729,763

            TEXTILES-APPAREL -- 1.9%
     27,100 Tommy Hilfiger Corp.*<F1>                  921,685        951,888


CONSUMER STAPLES SECTOR -- 5.0%
-------------------------------
            ENTERTAINMENT -- 1.5%
     26,400 Regal Cinemas, Inc.*<F1>                   775,640        735,900

            RESTAURANTS -- 3.5%
     28,125 Papa John's
              International, Inc.*<F1>                 572,919        980,859

     19,500 Starbucks Corp.*<F1>                       662,776        748,313
                                                   -----------    -----------
                                                     1,235,695      1,729,172
ENERGY SECTOR -- 9.0%
---------------------
            OIL & GAS-DRILLING & EQUIPMENT -- 9.0%
     30,400 Falcon Drilling
              Company, Inc.*<F1>(b)<F3>                877,589      1,065,915
     33,600 Santa Fe
              International Corp.                    1,256,099      1,367,117
     25,200 Schlumberger Ltd.                        1,667,942      2,028,600
                                                   -----------    -----------
                                                     3,801,630      4,461,632
FINANCIALS SECTOR -- 7.3%
-------------------------
            CONSUMER FINANCE -- 3.8%
     26,400 Green Tree Financial Corp.               1,109,232        691,363
     44,850 MBNA Corp.                                 449,463      1,224,988
                                                   -----------    -----------
                                                     1,558,695      1,916,351

            FINANCIAL (DIVERSE) -- 3.5%
     26,200 MGIC Investment Corp.                      749,524      1,742,300


HEALTHCARE SECTOR -- 16.0%
--------------------------
            DIVERSE -- 4.8%
     12,500 Warner-Lambert Co.                       1,645,978      1,550,000
     27,300 Rexall Sundown, Inc.*<F1>                  365,104        824,132
                                                   -----------    -----------
                                                     2,011,082      2,374,132
            DRUGS MAJOR -- 5.5%
     16,100 Jones Medical
              Industries, Inc.                         492,868        615,825
     10,300 Merck & Co., Inc.                          842,962      1,094,375
     13,500 Pfizer Inc.                                299,369      1,006,601
                                                   -----------    -----------
                                                     1,635,199      2,716,801

            MEDICAL PRODUCTS & SUPPLIES -- 1.3%
     13,400 STERIS  Corp.*<F1>                         366,825        646,550

            SPECIALIZED SERVICES -- 4.4%
     19,700 HBO & Co.                                  750,406        945,600
     40,300 Omnicare, Inc.                           1,025,875      1,249,300
                                                   -----------    -----------
                                                     1,776,281      2,194,900


TECHNOLOGY SECTOR -- 28.5%
--------------------------
            COMMUNICATION-EQUIPMENT -- 3.0%
     35,500 ADC Telecommunications,
              Inc.*<F1>                              1,214,338      1,482,125

            COMPUTER SOFTWARE/SERVICES -- 15.5%
     38,175 Computer Associates
              International, Inc.                      904,395      2,018,503
      5,200 Microsoft Corp.*<F1>                       220,697        672,100
     13,800 Networks
              Associates, Inc.*<F1>                    774,536        729,675
     42,200 Parametric
              Technology Co.*<F1>                    1,281,084      1,999,225
     30,600 PeopleSoft, Inc.*<F1>                      204,791      1,193,400
     29,100 Sterling Commerce, Inc.*<F1>               865,460      1,118,546
                                                   -----------    -----------
                                                     4,250,963      7,731,449

            COMPUTERS-NETWORKING -- 4.4%
     38,850 Cisco Systems, Inc.*<F1>                   789,821      2,165,888

            ELECTRONICS-SEMICONDUCTORS -- 1.7%
     12,300 Intel Corp.                                368,131        864,075

            SERVICES-DATA PROCESSING -- 3.9%
     22,600 FIserv, Inc.*<F1>                        1,003,109      1,110,225
     16,375 Paychex, Inc.                              279,883        828,984
                                                   -----------    -----------
                                                     1,282,992      1,939,209
                                                   -----------    -----------
            Total common stocks.                    31,111,860     47,428,878
                                                   -----------    -----------
            Total long-term
              investments                           31,111,860     47,428,878

                                                                       QUOTED
  PRINCIPAL                                                            MARKET
     AMOUNT                                                             VALUE
  ---------                                                            ------

SHORT-TERM INVESTMENTS -- 4.8% (A)<F2>
            VARIABLE RATE DEMAND NOTES
 $1,800,000 American Family
              Financial Services                     1,800,000      1,800,000
    579,415 Wisconsin Electric
              Power Company                            579,415        579,415
                                                   -----------    -----------
            Total short-term
              investments                            2,379,415      2,379,415
                                                   -----------    -----------
            Total investments                      $33,491,275     49,808,293
                                                    ==========
            Liabilities, less cash and
              receivables (0.1%) (a)<F2>                             (28,119)
                                                                  -----------
            Net Assets                                            $49,780,174
                                                                  ===========

            Net Asset Value Per Share
              ($0.01 par value 300,000,000
              shares authorized), offering
              and redemption price
              ($49,780,174 / 3,344,489
              shares outstanding)                                      $14.88
                                                                       ======

*<F1>Non-income producing security.
(a)<F2>Percentages for the various classifications relate to net assets.
(b)<F3>Effective December 31, 1997, Falcon Drilling Company, Inc. merged with Readings & Bates Corp. to form R&B Falcon Corp.

  The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
              FOR THE PERIOD ENDING DECEMBER 31, 1997 (UNAUDITED)

INCOME:
 Dividends                                                            $64,710
 Interest                                                              33,245
                                                                   ----------
  Total income                                                         97,955
                                                                   ----------
EXPENSES:
 Management fees                                                      247,806
 Administrative services                                               39,903
 Professional fees                                                     13,546
 Transfer agent fees                                                    7,733
 Custodian fees                                                         7,573
 Amortization of organizational expenses                                3,150
 Printing and postage expense                                           1,906
 Registration fees                                                      1,734
 Other expenses                                                         3,570
                                                                   ----------
  Total expenses before reimbursement                                 326,921
 Less expenses assumed by adviser                                    (14,431)
                                                                   ----------
  Net expenses                                                        312,490
                                                                   ----------
NET INVESTMENT LOSS                                                 (214,535)
                                                                   ----------
NET REALIZED INCOME ON INVESTMENTS                                  5,078,628
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS                447,085
                                                                   ----------
NET GAIN ON INVESTMENTS                                             5,525,713
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $5,311,178
                                                                    =========

                       STATEMENTS OF CHANGES IN NET ASSETS
   FOR THE PERIOD ENDING DECEMBER 31, 1997 (UNAUDITED) AND FOR THE YEAR ENDED
                                 JUNE 30, 1997

                                                  DECEMBER 31,       JUNE 30,
                                                          1997           1997
                                                  ------------     ----------
OPERATIONS:
 Net investment loss                                $(214,535)     $(437,091)
 Net realized income (loss) on investments           5,078,628       (70,019)
 Net increase in unrealized appreciation
   on investments                                      447,085      5,204,147
                                                   -----------     ----------
  Net increase in net assets resulting
   from operations                                   5,311,178      4,697,037
                                                   -----------     ----------
DISTRIBUTION TO SHAREHOLDERS:
 Distribution from net realized gains ($0.63
   and -0- per share, respectively)                (2,019,090)             --
                                                   -----------     ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (170,435 and
   517,469 shares, respectively)                     2,537,964      6,481,669
 Net asset value of shares issued in
   distributions (140,354 and -0- shares,
   respectively)                                     2,015,489             --
 Cost of shares redeemed (297,668 and
   865,221 shares, respectively)                   (4,454,272)   (10,982,363)
                                                   -----------     ----------
  Net increase (decrease) in net assets
   derived from Fund share activities                   99,181    (4,500,694)
                                                   -----------     ----------
  TOTAL INCREASE                                     3,391,269        196,343
NET ASSETS AT THE BEGINNING OF THE PERIOD           46,388,905     46,192,562
                                                   -----------     ----------
NET ASSETS AT THE END OF THE PERIOD                $49,780,174    $46,388,905
                                                   ===========     ==========

The accompanying notes to financial statements are an integral part of these statements.

                              FINANCIAL HIGHLIGHTS
 (SELECTED DATA FOR EACH SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          (UNAUDITED)
                                                                       FOR THE PERIOD             FOR THE  FOR THE PERIOD FROM
                                                                               ENDING          YEAR ENDED  JULY 1, 1995*<F4>TO
                                                                        DEC. 31, 1997       JUNE 30, 1997        JUNE 30, 1996
                                                                        -------------      --------------      ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                           $13.92              $12.56              $10.00
Income from investment operations:
  Net investment loss (a)<F7>                                                  (0.06)              (0.14)              (0.08)
  Net realized and unrealized gains on investments                               1.65                1.50                2.64
                                                                              -------             -------             -------
Total from investment operations                                                 1.59                1.36                2.56
Less distributions:
  Dividend from net investment income                                              --                  --                  --
  Distribution from net realized gains                                         (0.63)                  --                  --
                                                                              -------             -------             -------
Total from distributions                                                       (0.63)                  --                  --
                                                                              -------             -------             -------
Net asset value, end of period                                                 $14.88              $13.92              $12.56
                                                                              =======             =======             =======

TOTAL INVESTMENT RETURN                                                       11.6%**<F5>           10.8%               25.6%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)                                         49,780              46,389              46,193
Ratio of expenses (after reimbursement) to average net assets (b)<F8>         1.3%***<F6>            1.3%                1.3%
Ratio of net investment loss to average net assets (c)<F9>                  (0.9%)***<F6>          (1.0%)              (0.8%)
Portfolio turnover rate                                                         34.8%               54.3%               40.3%
Average commission rate paid (d)<F10>                                         $0.0600             $0.0600                  --

*<F4>Commencement of operations.
**<F5>Not annualized.
***<F6>Annualized.
(a)<F7>Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(b)<F8>Computed after giving effect to adviser's expense limitation undertaking.
If the Fund had paid all of its expenses, the ratio would have been, for the period ending December 31, 1997 and for the years ended June 30, 1997 and 1996, 1.3%***<F6>, 1.3% and 1.4%, respectively.
(c)<F9>If the Fund had paid all of its expenses, the ratio would have been, for the period ending December 31, 1997 and for the years ended June 30, 1997 and 1996, (0.9%)***<F6>, (1.0%) and (0.9%), respectively.
(d)<F10>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of these statements.


                          EASTCLIFF TOTAL RETURN FUND

                                                                February 9, 1998
Dear Shareholder:

  We appreciate this opportunity to communicate the results of your Fund to you. The final weeks of 1997 were very volatile. The economic outlook as we approach 1998 appears somewhat positive. Inflation is not a problem and U.S. corporations are efficient. Productivity has increased while the work force has been downsized. The Asian problem will affect selected U.S. companies with large building projects.

  At year end, the Net Asset Value was $17.86 per share, and the total assets of the Fund exceeded $23 million. For the year ending December 31, 1997, the Fund's total return was 30.0%, the average annual compounded rate of return for the 5 years ended December 31, 1997, was 16.0%, and for the 10 years ended December 31, 1997, was 14.7%. As of December 29, 1997, the Board of Directors declared a dividend of $0.1333 from net investment income which will be treated as ordinary income. The dividend was paid on December 30, 1997, to shareholders of record on December 26, 1997. Total distributions paid in 1997 were $0.77587 per share.

  We are approaching 1998 optimistically. The Fund's asset allocation at year end was approximately 24% fixed income instruments, 74% common stocks and 2% in cash or cash equivalents. This reflects a more cautious approach to the market and a defensive posture.

  To meet the Fund's investment objective of a combination of capital appreciation and income, we will continue to emphasize premiere companies in leading economic sectors.

  We appreciate your confidence as shareholders and will continue to strive for exceptional investment results.

  Respectfully submitted,

   /s/ Thomas M. Keresey                        /s/ Patrice J. Neverett

   Thomas M. Keresey                            Patrice J. Neverett
   Portfolio Manager                            Portfolio Manager

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 1997 (UNAUDITED)
  SHARES OR                                                            QUOTED
  PRINCIPAL                                                            MARKET
     AMOUNT                                               COST          VALUE
  ---------                                              -----        -------

LONG-TERM INVESTMENTS -- 98.0% (A)<F12>
COMMON STOCKS -- 74.4% (A)<F12>

BASIC MATERIALS SECTOR -- 1.1%
------------------------------
            CONSTRUCTION/BUILDING PRODUCTS -- 1.1%
      5,700 Texas Industries, Inc.                    $277,005       $256,500

CAPITAL GOODS SECTOR -- 2.9%
----------------------------
            ELECTRICAL EQUIPMENT -- 2.9%
      9,000 General Electric Co. (U.S.)                241,832        660,375

CONSUMER CYCLICALS SECTOR -- 1.6%
---------------------------------
            HOUSEHOLD FURNITURE & APPLIANCES -- 1.6%
      9,000 Sunbeam Corporation                        179,415        379,125

CONSUMER STAPLES SECTOR -- 9.0%
-------------------------------
            BEVERAGES-SOFT DRINK -- 2.9%
     10,000 The Coca-Cola Company                      351,275        666,250

            HOUSEHOLD PRODUCTS -- 3.0%
      4,000 The Clorox Co.                             179,620        316,252
      5,000 Colgate-Palmolive Co.                      202,700        367,500
                                                   -----------     ----------
                                                       382,320        683,752

            PERSONAL CARE -- 3.1%
      7,000 Gillette Company                           336,045        703,066

ENERGY SECTOR -- 7.2%
---------------------
            OIL & GAS-DRILLING & EQUIPMENT -- 4.1%
     18,000 Halliburton Co.                            326,221        934,884

            OIL-DOMESTIC -- 1.7%
     10,000 TransMontaigne Oil Co.* <F11>              142,500        150,000
      7,000 USX-Marathon Group                         140,420        236,250
                                                   -----------     ----------
                                                       282,920        386,250

            OIL-INTERNATIONAL -- 1.4%
      6,000 Texaco Inc.                                262,805        326,250

FINANCIALS SECTOR -- 13.3%
--------------------------
            BANKS-MAJOR REGIONAL -- 8.3%
     18,000 Barnett Banks, Inc.                        459,830      1,293,750
      6,000 Fifth Third Bancorp.                       263,107        490,500
      2,000 SouthTrust Corp.                           102,000        126,876
                                                   -----------     ----------
                                                       824,937      1,911,126

            BANKS-MONEY CENTER -- 2.2%
      4,000 Citicorp                                   162,490        505,752

            INSURANCE-MULTILINE -- 2.8%
      6,000 American International
              Group, Inc.                              273,556        652,500

HEALTHCARE SECTOR -- 19.3%
--------------------------
            DIVERSE -- 7.4%
     11,000 Bristol-Myers Squibb Co.                   379,892      1,040,875
     10,000 Johnson & Johnson                          299,675        658,750
                                                   -----------     ----------
                                                       679,567      1,699,625

            DRUGS MAJOR -- 11.9%
     12,000 Eli Lilly & Co.                            449,610        835,500
      2,500 Merck & Co., Inc.                          108,690        265,625
     22,000 Pfizer Inc.                                554,480      1,640,386
                                                   -----------     ----------
                                                     1,112,780      2,741,511

TECHNOLOGY SECTOR -- 18.2%
--------------------------
            COMMUNICATION-EQUIPMENT -- 7.7%
      7,000 Lucent Technologies Inc.                   583,358        559,125
      6,000 Nokia Corp. "A" ADR                        384,360        420,000
     20,000 Plantronics, Inc.*<F11>                    373,000        800,000
                                                   -----------     ----------
                                                     1,340,718      1,779,125

            COMPUTER HARDWARE -- 5.3%
     12,500 Compaq Computer Corp.                      234,925        705,475
      5,000 International Business
              Machines Corp.                           199,462        522,815
                                                   -----------     ----------
                                                       434,387      1,228,290

            COMPUTER SOFTWARE/SERVICES -- 2.9%
      5,200 Microsoft Corp.*<F11>                      302,226        672,100

            ELECTRONICS-SEMICONDUCTORS -- 2.3%
      7,600 Intel Corp.                                269,035        533,900

UTILITIES SECTOR -- 1.8%
------------------------
            ELECTRIC COMPANIES -- 1.8%
      7,310 Duke Energy Corporation                    178,898        404,791
                                                   -----------     ----------
            Total common stocks                      8,218,432     17,125,172
                                                   -----------     ----------
FEDERAL AGENCIES -- 23.6% (A)<F12>
   $100,000 FNMA, 7.00%,
              due 04/16/01                             100,000        100,250
    300,000 FHLMC, 7.125%,
              due 06/25/01                             299,688        305,223
    500,000 FFC, 7.43%,
              due 10/07/02                             500,000        502,323
    200,000 FFC, 7.30%,
              due 05/29/03                             200,000        201,101
  1,000,000 FNMA, 6.38%,
              due 06/25/03                             995,729        994,915
    400,000 FHLMC, 7.29%,
              due 01/23/04                             400,000        401,535
    300,000 FHLMC, 6.78%,
              due 03/15/04                             298,525        301,027
    500,000 FHLMC, 7.68%,
              due 04/14/04                             500,000        503,120
    500,000 FNMA, 7.55%,
              due 06/10/04                             500,000        510,308
    500,000 FHLMC, 7.44%,
              due 04/07/06                             500,000        501,928
    500,000 FHLMC, 8.00%,
              due 04/09/07                             500,000        502,890
    500,000 FNMA, 8.00%,
              due 04/09/07                             500,000        503,153
    100,000 FHLB, 7.375%,
              due 07/09/07                             100,000        100,385
                                                   -----------     ----------
            Total federal agencies                   5,393,942      5,428,158
                                                   -----------     ----------
            Total long-term
              investments                           13,612,374     22,553,330

SHORT-TERM INVESTMENTS -- 1.7% (A)<F12>
            VARIABLE RATE DEMAND NOTES
   $392,480 Warner-Lambert
              Company                                  392,480        392,480
                                                   -----------     ----------
            Total short-term
              investments                              392,480        392,480
                                                   -----------     ----------
            Total investments                      $14,004,854     22,945,810
                                                   ===========

            Cash and receivables, less
               liabilities 0.3% (a)<F12>                               65,914
                                                                  -----------
            Net Assets                                            $23,011,724
                                                                  ===========

            Net Asset Value Per Share
              ($0.01 par value 300,000,000
              shares authorized), offering
              and redemption price
              ($23,011,724 / 1,288,545
              shares outstanding)                                      $17.86
                                                                       ======

*<F11>Non-income producing security.

FFC = Federal Farm Credit
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corp.
FNMA = Federal National Mortgage Association

(a)<F12>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
              FOR THE PERIOD ENDING DECEMBER 31, 1997 (UNAUDITED)

INCOME:
 Dividends                                               $102,105
 Interest                                                 206,720
                                                        ---------
  Total income                                            308,825
                                                        ---------
EXPENSES:
 Management fees                                          115,576
 Administrative services                                   23,115
 Professional fees                                         14,952
 Transfer agent fees                                        6,411
 Custodian fees                                             2,696
 Registration fees                                          2,339
 Printing and postage expense                               1,702
 Other expenses                                             1,794
                                                        ---------
  Total expenses before reimbursement                     168,585
 Less expenses assumed by adviser                        (18,337)
                                                        ---------
  Net expenses                                            150,248
                                                        ---------
NET INVESTMENT INCOME                                     158,577
                                                        ---------
NET REALIZED GAIN ON INVESTMENTS                           17,572
NET INCREASE IN UNREALIZED APPRECIATION
   ON INVESTMENTS                                       2,130,438
                                                        ---------
NET GAIN ON INVESTMENTS                                 2,148,010
                                                        ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $2,306,587
                                                       ==========

                       STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDING DECEMBER 31, 1997 (UNAUDITED) AND FOR THE YEAR ENDED
                               JUNE 30, 1997

                                                  DECEMBER 31,       JUNE 30,
                                                          1997           1997
                                                  ------------      ---------
OPERATIONS:
 Net investment income                                $158,577       $291,137
 Net realized gain on investments                       17,572      1,161,127
 Net increase in unrealized appreciation on
   investments                                       2,130,438      3,367,773
                                                    ----------     ----------
 Net increase in net assets resulting
   from operations                                   2,306,587      4,820,037
                                                    ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
   ($0.2494 and $0.11856 per share, respectively)    (321,740)      (147,615)
 Distributions from net realized gains ($0.52647
   and $1.33951 per share, respectively)             (680,452)    (1,639,171)
                                                    ----------     ----------
 Total distributions                               (1,002,192)   (1,786,786)*
                                                                         <F13>
                                                    ----------     ----------
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (80,905 and 186,332
   shares, respectively)                             1,421,607      2,803,684
 Net asset value of shares issued in distributions
   (40,964 and 122,270 shares, respectively)           697,988      1,640,933
 Cost of shares redeemed (115,949 and 243,315
   shares, respectively)                           (2,038,717)    (3,650,816)
                                                    ----------     ----------
 Net increase in net assets derived from Fund
   share activities                                     80,878        793,801
                                                    ----------     ----------
 TOTAL INCREASE                                      1,385,273      3,827,052
NET ASSETS AT THE BEGINNING OF THE PERIOD           21,626,451     17,799,399
                                                    ----------     ----------
NET ASSETS AT THE END OF THE PERIOD
 (including (overdistributed) undistributed net
   investment income
    of ($13,123) and $150,041, respectively)       $23,011,724    $21,626,451
                                                   ===========    ===========

*<F13>Total distributions include $1,209,453 of ordinary income, of which 23% is eligible for the corporate dividends received deduction.

The accompanying notes to financial statements are an integral part of these statements.

                              FINANCIAL HIGHLIGHTS
 (SELECTED DATA FOR EACH SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                            FOR THE
                          (UNAUDITED)                        PERIOD
                              FOR THE                          FROM
                               PERIOD                    OCTOBER 1,
                                ENDED       YEARS ENDED     1994 TO
                             DEC. 31,         JUNE 30,     JUNE 30,                    YEARS ENDED SEPTEMBER 30,
                                          ----------------             ------------------------------------------------------------
                                 1997      1997      1996      1995      1994      1993      1992      1991      1990    1989  1988
                            ---------   -------    ------    ------     -----    ------     -----     -----     -----   -----  ----
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period          $16.86    $14.62    $11.96    $11.92    $12.38    $11.96    $11.56     $9.47    $11.40  $9.88 $13.94
Income from
  investment operations:
 Net investment income           0.12      0.23      0.09      0.14      0.15      0.19      0.13      0.28      0.33   0.24   0.06
 Net realized and
   unrealized gains (losses)
    on investments               1.66      3.47      2.90      0.71      0.12      1.28      1.27      2.30    (1.82)   1.40  (1.17)
                               ------    ------    ------    ------    ------    ------    ------    ------   -------  -----   -----
Total from investment
  operations                     1.78      3.70      2.99      0.85      0.27      1.47      1.40      2.58    (1.49)   1.64  (1.11)
Less distributions:
 Dividends from net
   investment income           (0.25)    (0.12)    (0.17)    (0.14)    (0.18)    (0.15)    (0.23)    (0.36)    (0.26) (0.11)     --
 Distributions from net
   realized gains              (0.53)    (1.34)    (0.16)    (0.67)    (0.55)    (0.90)    (0.77)    (0.13)    (0.18) (0.01)  (2.95)
                              -------   -------   -------    ------    ------    ------    ------   -------   ------- ------   ----
Total from distributions       (0.78)    (1.46)    (0.33)    (0.81)    (0.73)    (1.05)    (1.00)    (0.49)    (0.44) (0.12)  (2.95)
                               ------   -------   -------   -------   -------    ------    ------   -------    ------ ------  -----
Net asset value, end of period $17.86    $16.86    $14.62    $11.96    $11.92    $12.38    $11.96    $11.56     $9.47 $11.40  $9.88
                               ======    ======   =======   =======   =======    ======   =======   =======    ====== ======  =====
TOTAL INVESTMENT
  RETURN (d)<F18>              12.1%*<F14>28.1%     25.4%  10.4%(a)<F15> 2.2%     13.4%     13.2%     28.7%   (13.5%)  16.8%  (3.0%)
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's $)                 23,012    21,626    17,799    15,806     2,478     2,683     2,631     2,225     2,055  2,728  1,041
Ratio of expenses
 (after reimbursement)
 to average net assets(b)<F16>1.3%(a)<F15> 1.3%      1.3%   1.5%(a)<F15> 2.0%      2.0%      2.7%      2.0%      2.4%   3.0%   2.8%
Ratio of net investment
 income to average
 net assets(c)<F17>           1.4%(a)<F15> 1.5%      0.7%   2.5%(a)<F15> 1.3%      1.5%      1.2%      2.4%      2.8%   2.8%   1.7%
Portfolio turnover rate         14.9%     58.3%     95.1%     89.4%     13.2%     28.0%     34.9%     38.0%     62.7%  27.2%5  1.9%
Average commission rate
 aid(e)<F19>                  $0.0616   $0.0624        --        --        --        --        --        --        --     --     --

*<F14>Not annualized.
(a)<F15>Annualized.
(b)<F16>Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1997, and for the years ended June 30, 1997 and 1996, for the period from October 1, 1994 to June 30, 1995 and for the years ending September 30, 1994, 1993, 1992, 1991, 1990, 1989 and 1988, as
follows: 1.5%(a)<F15>, 1.5%, 1.6%, 2.6%(a)<F15>, 3.0%, 2.8%, 3.3%, 3.2%, 3.1%,
4.4%, and 11.8%, respectively.
(c)<F17>If the Fund had paid all of its expenses, the ratios would have been, for the period ending December 31, 1997, and for the years ended June 30, 1997 and 1996, for the period from October 1, 1994 to June 30, 1995 and for the years ending September 30, 1994, 1993, 1992, 1991, 1990, 1989 and 1988, as follows:
1.2%(a)<F15>, 1.3%, 0.4%, 1.4%(a)<F15>, 0.2%, 0.8%, 0.6%, 1.3%, 2.1%, 1.4%, and
(7.4%), respectively.
(d)<F18>Effective December 31, 1994, the Fund changed investment advisers from Fiduciary Management, Inc. to Resource Capital Advisers, Inc.
(e)<F19>Disclosure required for fiscal years beginning after September 1, 1995.

The accompanying notes to financial statements are an integral part of these statements.


               EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND

                                                                February 9, 1998
Dear Shareholder:

  The last time we wrote to you we spoke of a small beginning on a long journey. 1997 presented its challenges as well as opportunities. For the twelve months ended December 31, 1997 the total return for the Eastcliff Regional Small Capitalization Value Fund was 21.1% as compared to the Russell 2000 Index at 22.4%. The net asset value at year end was $13.09 (after adjustments for capital gain and income distributions) and the Fund's assets were over $53 million.

  The Fund only holds common stocks and short-term investments. At year-end 1997, 87.5% was invested in equities with the remainder invested in short-term investments. Your fund holds investments in 49 companies representing a variety of industries. We follow a bottom-up strategy to investing that pays nominal attention to forecasting the economy or moves in interest rates. Instead, we focus on investing in the best companies we can find with strong managements and that are undervalued by the market.

  Some of the investments that contributed to the performance in 1997, with returns ranging from 80-100%, were: Merrill Corporation, a financial and corporate printer based in Minnesota benefiting from the growth in mutual funds and their compliance printing requirements; Community First Bankshares, a bank holding company headquartered in North Dakota, which continues to enjoy strong profit growth from in-market acquisitions; Deflecta-Shield, an Iowa company in the midst of a successful restructuring that was acquired by a competitor at year-end; Federal-Mogul, a Michigan based auto parts company undergoing a restructuring with a new management team and a strategy that is generating returns far exceeding our expectations.

  As we stated last year, without your support we would not be where we are today. Our challenge is to repay your trust.

  Sincerely,

   /s/ Richard W. Jensen   /s/ Elizabeth M. Lilly  /s/ Richard J. Rinkoff

   Richard W. Jensen       Elizabeth M. Lilly      Richard J. Rinkoff

Past performance cannot guarantee future results. Prices will fluctuate and redemption value may be more or less than original investment. This Fund is not insured by the FDIC and is not a deposit or other obligation of or guaranteed by Resource Trust Company or any of its affiliates.

                            STATEMENT OF NET ASSETS
                         DECEMBER 31, 1997 (UNAUDITED)

  SHARES OR                                                            QUOTED
  PRINCIPAL                                                            MARKET
     AMOUNT                                               COST          VALUE
    -------                                              -----        -------

LONG-TERM INVESTMENTS -- 87.5% (A)<F21>
COMMON STOCKS -- 87.5% (A)<F21>

BASIC MATERIALS SECTOR -- 8.7%
-------------------------------
            CHEMICALS-SPECIALTY -- 5.8%
     54,000 Ferro Corp.                             $1,276,535     $1,312,902
     22,200 H.B. Fuller Co.                          1,177,916      1,098,900
     56,300 Material Sciences Corp.*<F20>              832,342        686,184
                                                   -----------     ----------
                                                     3,286,793      3,097,986

            CONTAINERS & PACKAGING -- 0.9%
     19,800 Ivex Packaging Corp.*<F20>                 378,839        475,200

            IRON & STEEL -- 0.7%
     48,300 Dynamic Materials Corp.*<F20>              477,192        386,400

            METALS MINING -- 1.3%
     41,800 Citation Corp.*<F20>                       680,766        679,250

CAPITAL GOODS SECTOR -- 20.2%
-----------------------------
            AEROSPACE/DEFENSE -- 2.2%
     21,100 Alliant Techsystems Inc.*<F20>           1,200,136      1,176,325

            CONTAINERS-METAL/GLASS -- 0.6%
     19,600 U.S. Can Corp.*<F20>                       333,078        330,750

            ELECTRICAL EQUIPMENT -- 3.6%
     67,200 MagneTek, Inc.*<F20>                     1,250,833      1,310,400
     60,400 TSI Inc.                                   573,972        604,000
                                                   -----------     ----------
                                                     1,824,805      1,914,400
            MACHINERY-DIVERSE -- 1.4%
     24,500 Zurn Industries, Inc.                      886,477        770,231

            MANUFACTURE-DIVERSE -- 3.9%
     32,500 IDEX Corp.                                 941,695      1,133,437
     33,700 Premark
              International, Inc.                      868,860        977,300
                                                   -----------     ----------
                                                     1,810,555      2,110,737

            MANUFACTURE-SPECIAL -- 6.1%
     18,300 Donaldson Company, Inc.                    544,031        824,653
     33,700 Graco Inc.                               1,029,650      1,257,448
     61,300 OmniQuip
              International, Inc.                    1,076,543      1,222,199
                                                   -----------     ----------
                                                     2,650,224      3,304,300
            OFFICE EQUIPMENT & SUPPLIES -- 2.4%
     36,400 National Computer
              Systems, Inc.                            924,612      1,283,100

CONSUMER CYCLICALS SECTOR -- 25.4%
----------------------------------
            AUTO PARTS & EQUIPMENT -- 10.6%
     52,900 Federal-Mogul Corp.                      1,386,267      2,142,450
     29,000 SPX Corp.                                1,236,233      2,001,000
     39,900 Standard Motor
              Products, Inc.                           817,113        900,264
     15,800 Tower Automotive, Inc.*<F20>               570,545        664,595
                                                   -----------     ----------
                                                     4,010,158      5,708,309

            CONSUMER (JEWELRY/GIFT) -- 1.6%
     33,400 Stanhome Inc.                              927,355        857,979

            ENTERTAINMENT -- 0.1%
      3,700 Musicland Stores Corp.*<F20>                22,422         27,058

            FOOTWEAR -- 1.2%
     52,100 Stride Rite Corp.                          746,219        625,200

            PUBLISHING-NEWSPAPER -- 3.5%
     25,300 Central Newspapers, Inc.                 1,483,497      1,870,631

            RETAIL-GENERAL MERCHANDISE -- 1.5%
     37,800 Fingerhut Companies, Inc.                  659,415        807,975

            RETAIL-SPECIALTY -- 1.2%
     43,900 Funco, Inc.*<F20>                          652,123        653,013

            SERVICES-ADVERTISING/MARKETING -- 3.7%
     80,600 ACNielsen Corp.*<F20>                    1,616,789      1,964,625

            TEXTILES-APPAREL -- 2.0%
     99,000 Sport-Haley, Inc.*<F20>                  1,505,596      1,089,000


CONSUMER STAPLES SECTOR -- 11.1%
--------------------------------
            ENTERTAINMENT -- 3.0%
     47,700 Ballantyne of
              Omaha, Inc.*<F20>                        618,009        858,600
     66,500 LodgeNet
              Entertainment Corp.*<F20>                818,480        731,500
                                                   -----------     ----------
                                                     1,436,489      1,590,100

            FOODS -- 4.2%
     80,500 International
              Multifoods Corp.                       1,728,484      2,279,197

            RESTAURANTS -- 1.6%
     49,800 VICORP
              Restaurants, Inc.*<F20>                  731,429        871,500

            SPECIALTY PRINTING -- 2.3%
     52,600 Merrill Corp.                              820,006      1,222,950

FINANCIALS SECTOR -- 7.9%
-------------------------
            BANKS-MAJOR REGIONAL -- 1.9%
     19,700 Community First
              Bankshares, Inc.                         635,825      1,049,025

            INSURANCE-PROPERTY -- 4.1%
     14,900 Highlands Insurance
              Group, Inc.*<F20>                        339,735        422,788
     62,600 Horace Mann
              Educators Corp.                        1,424,795      1,780,219
                                                   -----------     ----------
                                                     1,764,530      2,203,007

            SAVINGS & LOAN -- 1.9%
     30,700 TCF Financial Corp.                        618,862      1,041,897

HEALTHCARE SECTOR -- 7.1%
-------------------------
            DRUGS MAJOR -- 0.4%
     43,700 Orphan Medical, Inc.*<F20>                 309,937        210,328

            MEDICAL PRODUCTS & SUPPLIES -- 6.7%
     91,700 Empi, Inc.*<F20>                         1,763,015      1,811,075
     23,900 Lifecore Biomedical, Inc.*<F20>            337,987        522,812
     98,300 Rehabilicare Inc.*<F20>                    321,212        294,900
     35,600 Rochester Medical Corp.*<F20>              576,413        480,600
     27,700 Urologix, Inc.*<F20>                       476,894        502,063
                                                   -----------     ----------
                                                     3,475,521      3,611,450
TECHNOLOGY SECTOR -- 7.1%
-------------------------
            COMMUNICATION-EQUIPMENT -- 2.4%
     74,200 Communications
              Systems, Inc.                          1,188,625      1,317,050

            COMPUTER HARDWARE -- 1.0%
     45,500 Ciprico, Inc.*<F20>                        669,831        534,625

            COMPUTERS-NETWORKING -- 1.2%
     38,800 Digi International Inc.*<F20>              561,523        659,600

            ELECTRONICS-INSTRUMENTS -- 1.0%
     57,700 BOLDER Technologies
              Corp.*<F20>                              802,238        555,363

            ELECTRONICS-SEMICONDUCTORS -- 1.5%
     45,000 Aetrium Inc.*<F20>                         790,725        810,000
                                                   -----------     ----------
            Total common stocks                     41,611,076     47,088,561
                                                   -----------     ----------
            Total long-term
              investments                           41,611,076     47,088,561


SHORT-TERM INVESTMENTS -- 9.3% (A)<F21>
            VARIABLE RATE DEMAND NOTES

 $1,874,076 Johnson Controls, Inc.                   1,874,076      1,874,076
  2,575,000 Warner-Lambert
              Company                                2,575,000      2,575,000
    550,000 Wisconsin Electric
              Power Company                            550,000        550,000
                                                   -----------     ----------
            Total short-term
              investments                            4,999,076      4,999,076
                                                   -----------     ----------
            Total investments                      $46,610,152     52,087,637
                                                    ==========

            Cash and receivables, less
              liabilities 3.2% (a)<F21>                             1,697,795
                                                                  -----------
            Net Assets                                            $53,785,432
                                                                   ==========

            Net Asset Value Per Share
              ($0.01 par value 300,000,000
              shares authorized), offering
              and redemption price
              ($53,785,432 / 4,109,223
              shares outstanding)                                      $13.09
                                                                       ======

*<F20>Non-income producing security.
(a)<F21>Percentages for the various classifications relate to net assets.

The accompanying notes to financial statements are an integral part of this statement.

                            STATEMENT OF OPERATIONS
               FOR THE PERIOD ENDING DECEMBER 31, 1997 (UNAUDITED)

INCOME:
 Dividends                                                         $166,701
 Interest                                                            90,169
                                                                  ---------
  Total income                                                      256,870
                                                                  ---------
EXPENSES:
 Management fees                                                    224,263
 Administrative services                                             37,532
 Professional fees                                                   16,148
 Custodian fees                                                       8,643
 Transfer agent fees                                                  7,633
 Registration fees                                                    5,044
 Printing and postage expense                                         2,994
 Amortization of organizational expenses                              2,487
 Other expenses                                                       1,920
                                                                  ---------
  Total expenses before reimbursement                               306,664
 Less expenses assumed by adviser                                  (22,442)
                                                                  ---------
  Net expenses                                                      284,222
                                                                  ---------
NET INVESTMENT LOSS                                                (27,352)
                                                                  ---------
NET REALIZED GAIN ON INVESTMENTS                                    257,623
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            1,497,405
                                                                  ---------
NET GAIN ON INVESTMENTS                                           1,755,028
                                                                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,727,676
                                                                  =========

                       STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE PERIOD ENDING DECEMBER 31, 1997 (UNAUDITED) AND
     FOR THE PERIOD FROM SEPTEMBER 16 1996 (COMMENCEMENT OF OPERATIONS) TO
                                 JUNE 30, 1997

                                             DECEMBER 31, 1997  JUNE 30, 1997
                                             -----------------  -------------
OPERATIONS:
 Net investment (loss) income                        $(27,352)        $39,286
 Net realized gain on investments                      257,623        163,139
 Net increase in unrealized appreciation
   on investments                                    1,497,405      3,980,080
                                                  ------------    -----------
  Net increase in net assets resulting
   from operations                                   1,727,676      4,182,505
                                                  ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income
   ($0.00566 and $0.0175 per share, respectively)     (13,912)      (28,177)*
 Distributions from net realized gains                                   <F22>
   ($0.08783 per share)                              (241,045)             --
                                                  ------------    -----------
                                                     (254,957)       (28,177)
FUND SHARE ACTIVITIES:
 Proceeds from shares issued (2,477,650 and
   2,565,434 shares, respectively)                  32,832,057     27,036,329
 Net asset value of shares issued in distribution
   (19,272 and 1,341 shares, respectively)             246,086         14,533
 Cost of shares redeemed (777,750 and 176,724
   shares, respectively)                           (9,996,748)    (1,973,872)
                                                  ------------    -----------
  Net increase in net assets derived from
   Fund share activities                            23,081,395     25,076,990
                                                  ------------    -----------
  TOTAL INCREASE                                    24,554,114     29,231,318
NET ASSETS AT THE BEGINNING OF THE PERIOD           29,231,318             --
                                                  ------------    -----------

NET ASSETS AT THE END OF THE PERIOD
 (including undistributed net investment
   income of $-0- and $13,906, respectively)       $53,785,432    $29,231,318
                                                   ===========    ===========

*<F22>Total distributions include $28,177 of ordinary income, of which 57% is eligible for the corporate dividends received deduction.

The accompanying notes to financial statements are an integral part of these statements.

                              FINANCIAL HIGHLIGHTS
 (SELECTED DATA FOR EACH SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    (UNAUDITED)
                                                                                 FOR THE PERIOD                FOR THE PERIOD FROM
                                                                                          ENDED         SEPTEMBER 16, 1996+<F23>TO
                                                                              DECEMBER 31, 1997                      JUNE 30, 1997
                                                                              -----------------             ----------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                     $12.23                             $10.00
Income from investment operations:
  Net investment (loss) income                                                           (0.01)                               0.02
  Net realized and unrealized gains on investments                                         0.96                               2.23
                                                                                        -------                            -------
Total from investment operations                                                           0.95                               2.25
Less distributions:
  Dividends from net investment income                                                   (0.01)                             (0.02)
  Distributions from net realized gains                                                  (0.08)                                 --
                                                                                        -------                            -------
Total from distributions                                                                 (0.09)                             (0.02)
                                                                                        -------                            -------
Net asset value, end of period                                                           $13.09                             $12.23
                                                                                        =======                             ======

TOTAL INVESTMENT RETURN                                                                  7.8%**<F25>                       22.5%**
RATIOS/SUPPLEMENTAL DATA:                                                                                                     <F25>
Net assets, end of period (in 000's $)                                                   53,785                             29,231
Ratio of expenses (after reimbursement) to average net assets (a)<F26>                    1.3%*<F24>                         1.3%*
                                                                                                                              <F24>
Ratio of net investment (loss) income to average net assets (b)<F27>                    (0.1%)*<F24>                         0.3%*
                                                                                                                              <F24>
Portfolio turnover rate                                                                   20.4%                              29.4%
Average commission rate paid                                                            $0.0623                            $0.0693

+<F23>Commencement of operations.
*<F24>Annualized.
**<F25>Not annualized.
(a)<F26>Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 1.4%*<F24> for the period ending December 31, 1997 and 1.6%*<F23> for the period September 16, 1996 to June 30, 1997.
(b)<F27>If the Fund had paid all of its expenses, the ratio would have been (0.2%)*<F24> for the period ending December 31, 1997 and (0.0%)*<F23> for the period September 16, 1996 to June 30, 1997.

The accompanying notes to financial statements are an integral part of these statements.

                                EASTCLIFF FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1997 (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

   The following is a summary of significant accounting policies of the Eastcliff Funds, Inc. (the "Company"), which is registered as an open-end management investment company under the Investment Company Act of 1940. This Company consists of a series of four funds: Eastcliff Growth Fund (the "Growth Fund'), Eastcliff Total Return Fund (the "Total Return Fund"), Eastcliff Regional Small Capitalization Value Fund (the "Regional Small Cap Fund") and the Eastcliff Contrarian Value Fund (the "Contrarian Value Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Wisconsin on May 23, 1986.

   The investment objective of the Growth Fund is to produce long-term growth of capital by investing principally in equity securities; the investment objective of the Total Return Fund is to realize a combination of capital appreciation and income which will result in the highest total return by investing in a combination of equity and debt securities, while assuming reasonable risks; the investment objective of the Regional Small Cap Fund is to produce capital appreciation by investing principally in equity securities of small capitalization companies headquartered in Colorado, Illinois, Indiana, Iowa, Michigan, Minnesota, Montana, Nebraska, North and South Dakota, Ohio and Wisconsin; and the investment objective of the Contrarian Value Fund is to produce long-term capital by investing in out-of-favor, undervalued companies with restructuring and turnaround potential. The Contrarian Value Fund commenced operations on December 30, 1997.

 (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized cost which approximates quoted market value. Investment transactions are recorded no later than the first business day after the trade date.

 (b) The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities.

 (c) Net realized gains and losses on common stock are computed on the basis of the cost of specific certificates.

 (d) Provision has not been made for Federal income taxes since the Growth Fund, Total Return Fund and Regional Small Cap Fund have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Growth Fund utilized $1,622,050 of capital loss carrovers to offset current year net capital gains.

 (e) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

 (f) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and does not anticipate nonperformance by these counterparties.

 (g) Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to paid-in capital.

 (h) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

   The Funds have entered into management agreements with Resource Capital Advisers, Inc. ("RCA"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Funds pay RCA a monthly fee at the annual rate of 1% of such Funds daily net assets.

   In addition to the reimbursement required under the management agreements, RCA has voluntarily reimbursed the Funds for expenses over 1.3% of the daily net assets of the Funds. These reimbursements amounted to $14,431, $18,337 and $22,442 for the period ending December 31, 1997, for the Growth Fund, Total Return Fund, and for the Regional Small Cap Fund, respectively. These voluntary reimbursements may be modified or discontinued at any time by RCA.

   The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom certain directors of the Funds are affiliated, to supervise all aspects of the Funds' operations except those performed by RCA. Under the terms of the agreements, the Funds will each pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of such Fund and 0.1% on the daily net assets of such Fund over $30,000,000.

   The Funds have entered into Distribution Plans (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 with RCA. The Plans provide that the Funds may incur certain costs which may not exceed the lesser of a monthly amount equal to 1% of the Funds' daily net assets or the actual distribution costs incurred by RCA during the year. Amounts payable under the Plans are paid monthly to RCA for any activities or expenses primarily intended to result in the sale of shares of such Fund. For the period ending December 31, 1997, no such expenses were incurred.

(3)  DISTRIBUTION TO SHAREHOLDERS --

   Net investment income and net realized gains are distributed to shareholders. On December 29, 1997, the Growth Fund distributed $2,019,241 ($0.6300 per share) from net long-term realized gains. The Total Return Fund distributed a dividend from net investment income of $158,647 ($0.1333 per share). Also, the Regional Small Cap Fund distributed $64,497 ($0.0160 per share) from net short-term realized gains. The distributions were paid on December 30, 1997, to shareholders of record on December 26, 1997.

(4)  DEFERRED EXPENSES --

   Organizational expenses for the Growth Fund and the Regional Small Cap Fund were deferred and are being amortized on a straight-line basis over a period of five years beginning with the date of sales of shares to the public. These expenses were advanced by RCA who will be reimbursed by the Growth Fund and the Regional Small Cap Fund over a period of five years. The unamortized organizational expenses at December 31, 1997, were $15,753 and $18,650, respectively.

(5)  INVESTMENT TRANSACTIONS --

   For the period ending December 31, 1997, purchases and proceeds of sales of investment securities of the Growth Fund (excluding short-term securities) were $16,582,500 and $20,669,741, respectively; purchases and proceeds of sales of investment securities of the Total Return Fund (excluding short-term securities) were $3,314,998 and $3,619,212, respectively; and purchases and proceeds of sales of investment securities of the Regional Small Cap Fund (excluding short-term securities) were $25,696,299 and $8,446,439, respectively.

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

   As of December 31, 1997, liabilities of the Funds included the following:

                                                      TOTAL       REGIONAL
                                       GROWTH FUND RETURN FUND SMALL CAP FUND
                                        ----------  ---------- --------------
      Payable to RCA for management
        fees and deferred expenses       $56,850     $19,537       $64,471
      Other liabilities                   11,826       6,236        14,754

(7)  SOURCES OF NET ASSETS --

   As of December 31, 1997, the sources of net assets were as follows:

      Fund shares issued and
        outstanding                   $32,025,669 $14,070,327   $48,128,236
      Net unrealized appreciation
        on investments                16,317,017    8,940,956     5,477,485
      Undistributed net realized
        gains on investments           1,437,488       13,563       179,717
      Overdistributed net investment
        income                                --      (13,122)           (6)
                                      ----------  -----------     ----------
                                     $49,780,174  $23,011,724   $53,785,432
                                      ==========  ===========    ==========

   Aggregate net unrealized appreciation as of December 31, 1997, consisted of the following:

      Aggregate gross unrealized
        appreciation                 $17,306,107   $8,987,263    $7,979,964
      Aggregate gross unrealized
        depreciation                    (989,090)     (46,307)   (2,502,479)
                                      ----------    ---------    ----------
       Net unrealized appreciation   $16,317,017   $8,940,956    $5,477,485
                                      ==========   ==========    ==========

                                EASTCLIFF FUNDS
                            900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402
                                  612-336-1444

                               INVESTMENT ADVISER
                        RESOURCE CAPITAL ADVISERS, INC.
                            900 Second Avenue South
                            300 International Centre
                          Minneapolis, Minnesota 55402

                               PORTFOLIO MANAGERS
                             EASTCLIFF GROWTH FUND
                        WINSLOW CAPITAL MANAGEMENT, INC.
                          EASTCLIFF TOTAL RETURN FUND
                      PALM BEACH INVESTMENT ADVISERS, INC.
               EASTCLIFF REGIONAL SMALL CAPITALIZATION VALUE FUND
                             WOODLAND PARTNERS LLC

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                           Milwaukee, Wisconsin 53202

                           CUSTODIAN, TRANSFER AGENT
                         AND DIVIDEND DISBURSING AGENT
                             FIRSTAR TRUST COMPANY
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-595-5519
                                       or
                                  414-765-4124

                            INDEPENDENT ACCOUNTANTS
                              PRICE WATERHOUSE LLP
                             3100 Multifoods Tower
                             33 South Sixth Street
                          Minneapolis, Minnesota 55402

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202